Derivative Financial Instruments (Details) - Schedule of Derivative Financial Instrument Contracts $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares	Jan. 03, 2021 MXN ($) $ / shares	Jan. 03, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 03, 2021 USD ($)
Currency swap contract [member]
Derivative Financial Instruments (Details) - Schedule of Derivative Financial Instrument Contracts [Line Items]
Notional amount					$ 41,750	$ 134,050	$ 287,452
Fair Value	$ 15,329	$ 28,193
Average Strike (in Pesos per share and Dollars per share) | $ / shares	$ 20,310	$ 20,660	$ 22,360
Maturity date	Weekly, through August 2023	Weekly, through October 2022		Weekly, through October 2021
Total Assets		$ 28,193
Liabilities:
Total Liabilities				$ 320,294
Total Liabilities	$ 15,329
Non-current liability							25,179
Total current liability							$ 295,115
Interest rate swap contract [member]
Derivative Financial Instruments (Details) - Schedule of Derivative Financial Instrument Contracts [Line Items]
Notional amount			$ 353,333
Fair Value			$ 32,842
Maturity date				12/15/2023
Contract date				11/15/2018
Rate received				TIIE 28 days (1)
Rate paid			8.33%				8.33%